Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on Recurring Basis (Details)	Sep. 30, 2021 USD ($)
Derivative liabilities:
Total Derivative liabilities	$ 12,412,430
Public Warrants
Derivative liabilities:
Total Derivative liabilities	7,131,150
Private Placement Warrants
Derivative liabilities:
Total Derivative liabilities	5,181,280
Forward Purchase Agreement
Derivative liabilities:
Total Derivative liabilities	100,000
Level 1
Derivative liabilities:
Total Derivative liabilities	7,131,150
Level 1 | Public Warrants
Derivative liabilities:
Total Derivative liabilities	7,131,150
Level 2
Derivative liabilities:
Total Derivative liabilities	5,181,280
Level 2 | Private Placement Warrants
Derivative liabilities:
Total Derivative liabilities	5,181,280
Level 2 | Forward Purchase Agreement
Derivative liabilities:
Total Derivative liabilities	0
Level 3
Derivative liabilities:
Total Derivative liabilities	100,000
Level 3 | Forward Purchase Agreement
Derivative liabilities:
Total Derivative liabilities	$ 100,000